Note 7 - Long-term Bank Loans (Details Textual)						1 Months Ended	12 Months Ended
	May 22, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 01, 2018 USD ($)	Apr. 27, 2018 USD ($)	Feb. 25, 2016 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Proceeds from Issuance of Long-term Debt, Total								$ 4,500,000	$ 48,400,000
Long-term Debt, Total							51,367,000
Interest Expense, Total							2,191,294	3,360,226	2,516,216
Imputed Interest							0	0	$ 173,841
Restricted Cash [Member]
Cash Deposits							$ 3,668,036	$ 4,410,376
Nord LB [Member]
Proceeds from Issuance of Long-term Debt, Total					$ 13,800,000
Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member]
Debt Instrument, Number of Semi Annual Payments					14
Debt Instrument, Periodic Payment, Total					$ 467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 7,262,000
Debt Instrument, Asset Coverage Ratio					130.00%
Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					2.95%
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member]
Debt Instrument, Periodic Payment, Total			$ 235,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 8,420,000
Debt Instrument, Asset Coverage Ratio			120.00%
Term Loan Facility, Maximum Borrowing Capacity			$ 15,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery			60.00%
Long-term Debt, Total			$ 9,900,000
Debt Instrument, Number of Periodic Payments			28
Payments of Debt Issuance Costs			$ 135,000
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			3.25%
HSBC Bank PLC [Member] | Term Sheet [Member]
Debt Instrument, Periodic Payment, Total	$ 200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 2,100,000
Debt Instrument, Basis Spread on Variable Rate	2.70%
Debt Instrument, Asset Coverage Ratio	130.00%
Payments of Debt Issuance Costs	$ 22,500
Debt Instrument, Maximum Borrowing Capacity	$ 4,500,000
Debt Instrument, Number of Consecutive Quarterly Equal Instalments	12
HSBC Bank PLC [Member] | Term Sheet [Member] | M/V Eirini P [Member]
Debt Instrument, Borrowing Capacity, Percentage of the Market Value of Vessel	49.90%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total				$ 18,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 11,300,000
Debt Instrument, Asset Coverage Ratio				130.00%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery				70.00%
Debt Instrument, Number of Periodic Payments				20
Payments of Debt Issuance Costs				$ 147,200
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost				70.00%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total				$ 400,000
Debt Instrument, Number of Periodic Payments				8
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total				$ 325,000
Debt Instrument, Number of Periodic Payments				12
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.80%
National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 15,000,000
Debt Instrument, Periodic Payment, Total		700,000				$ 1,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 6,600,000				$ 8,000,000
Debt Instrument, Asset Coverage Ratio		125.00%
Debt Instrument, Number of Periodic Payments		12
Payments of Debt Issuance Costs		$ 150,000
National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.25%